Summary of Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued compensation	$ 607,000	$ 473,000		$ 187,000
External research and development expenses	117,000	178,000		635,000
Professional Fees	814,000	1,305,000		669,000
Restructuring		450,000
Other	85,000	731,000		75,000
Total accrued expenses	$ 1,623,000	$ 3,137,000		1,566,000
Peak Bio, Inc. [Member]
Accrued compensation			$ 2,978,192	3,322,454	$ 1,364,142
Professional Fees			804,910	43,552	608,846
Other			712,650	210,762	65,303
Total accrued expenses			$ 4,495,752	$ 3,576,768	$ 2,038,291